ADVANCE TO SELLERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCE TO SELLERS
Schedule of advances to sellers

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance to sellers	692,714	288,550